Provisions - Schedule of Changes in Provision - Severance (Detail) - Retroactive unemployment plan [member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Beginning balance	$ 373	$ 371
Current services costs	136	108
Interest expense on obligations	21	24
Actuarial gains	(113)	(32)
Payments of benefits	(108)	(115)
Exchange differences	25	17
Ending balance	$ 334	$ 373